UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, February 13, 2009
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: $76,437
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item
7
Item 8 a)
b)
c)
ABBOTT LABORATORIES
Common Stocks
002824100
821
15,386
15,386
0
0

15,386
0
0
ALTRIA GROUP INC
Common Stocks
02209S103
482
32,032
32,032
0
0

32,032
0
0
AMBIENT CORP
Common Stocks
02318N102
0
10,000
10,000
0
0

10,000
0
0
AMERICAN ELECTRIC POWER
Common Stocks
025537101
451
13,564
13,564
0
0

13,564
0
0
AMERICAN EXPRESS CO
Common Stocks
025816109
979
52,784
52,784
0
0

52,784
0
0
APPLIED MATERIALS INC
Common Stocks
038222105
879
86,755
86,755
0
0

86,755
0
0
AT&T INC NEW
Common Stocks
00206R102
2481
87,052
87,052
0
0

87,052
0
0
BANK OF AMERICA CORP
Common Stocks
060505104
329
23,343
23,343
0
0

23,343
0
0
BECTON DICKINSON & CO.
Common Stocks
075887109
882
12,903
12,903
0
0

12,903
0
0
BERKSHIRE HATHAWAY INC - CL B
Common Stocks
084670207
2182
679
679
0
0

679
0
0
BOEING COMPANY
Common Stocks
097023105
920
21,554
21,554
0
0

21,554
0
0
CBS CORP NEW CL B
Common Stocks
124857202
326
39,782
39,782
0
0

39,782
0
0
CHEVRON CORP
Common Stocks
166764100
1468
19,850
19,850
0
0

19,850
0
0
CHICAGO BRIDGE AND IRON
Common Stocks
167250109
302
30,030
30,030
0
0

30,030
0
0
CISCO SYSTEMS INC
Common Stocks
17275R102
1083
66,435
66,435
0
0

66,435
0
0
CITIGROUP INC
Common Stocks
172967101
192
28,641.05
28,641.05
0
0

28,641.05
0
0
COCA-COLA CO
Common Stocks
191216100
2900
64,057.16
64,057.16
0
0

64,057.16
0
0
COLGATE-PALMOLIVE CO
Common Stocks
194162103
218
3,184
3,184
0
0

3,184
0
0
CONOCOPHILLIPS
Common Stocks
20825C104
1352
26,099
26,099
0
0

26,099
0
0
DANAHER CORP
Common Stocks
235851102
1283
22,665
22,665
0
0

22,665
0
0
DIAGEO PLC - ADR
Common Stocks
25243Q205
616
10,860
10,860
0
0

10,860
0
0
ELI LILLY & CO
Common Stocks
532457108
1455
36,142
36,142
0
0

36,142
0
0
ERHC ENERGY INC
Common Stocks
26884J104
13
100,000
100,000
0
0

100,000
0
0
EXELON CORPORATION
Common Stocks
30161N101
1187
21,339
21,339
0
0

21,339
0
0
EXXON MOBIL CORP
Common Stocks
30231G102
5747
71,987
71,987
0
0

71,987
0
0
FIFTH THIRD BANCORP
Common Stocks
316773100
333
40,264
40,264
0
0

40,264
0
0
GENERAL ELECTRIC CO
Common Stocks
369604103
2887
178,234.49
178,234.49
0
0

178,234.49
0
0
GENERAL MILLS INC
Common Stocks
370334104
286
4,700
4,700
0
0

4,700
0
0
HALLIBURTON CO
Common Stocks
406216101
812
44,649
44,649
0
0

44,649
0
0
HEWLETT-PACKARD CO
Common Stocks
428236103
2555
70,401
70,401
0
0

70,401
0
0
ILLINOIS TOOL WORKS
Common Stocks
452308109
1656
47,260
47,260
0
0

47,260
0
0
INTEL CORP
Common Stocks
458140100
1032
70,400.36
70,400.36
0
0

70,400.36
0
0
JOHNSON & JOHNSON
Common Stocks
478160104
3101
51,833
51,833
0
0

51,833
0
0
JOHNSON CONTROLS INC
Common Stocks
478336107
978
53,868
53,868
0
0

53,868
0
0
KIMBERLY-CLARK CORP
Common Stocks
494368103
1762
33,400
33,400
0
0

33,400
0
0
KRAFT FOODS
Common Stocks
50075N104
420
15,651
15,651
0
0

15,651
0
0
MEDTRONIC INC
Common Stocks
585055106
1450
46,138
46,138
0
0

46,138
0
0
MERCK & CO INC
Common Stocks
589331107
1714
56,386
56,386
0
0

56,386
0
0
MICROSOFT CORP
Common Stocks
594918104
1355
69,723
69,723
0
0

69,723
0
0
ORACLE CORP
Common Stocks
68389X105
189
10,660
10,660
0
0

10,660
0
0
PEPSICO INC
Common Stocks
713448108
3421
62,469
62,469
0
0

62,469
0
0
PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
3379
77,671
77,671
0
0

77,671
0
0
PRAXAIR INC
Common Stocks
74005P104
1902
32,041
32,041
0
0

32,041
0
0
PROCTER & GAMBLE CO
Common Stocks
742718109
4935
79,824.08
79,824.08
0
0

79,824.08
0
0
RESTRICTED BIOMETRICS 2000 CORP
Common Stocks
090624990
0
368,484
368,484
0
0

368,484
0
0
ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1220
15,932
15,932
0
0

15,932
0
0
ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1029
19,430
19,430
0
0

19,430
0
0
SPECTRA ENERGY
Common Stocks
847560109
1258
79,946
79,946
0
0

79,946
0
0
T ROWE PRICE GROUP INC
Common Stocks
74144T108
1524
42,999
42,999
0
0

42,999
0
0
TARGET CORP
Common Stocks
87612E106
1058
30,635
30,635
0
0

30,635
0
0
TEXAS INSTRUMENTS INC
Common Stocks
882508104
853
54,965
54,965
0
0

54,965
0
0
UBS AG - NEW
Common Stocks
H89231338
316
22,114
22,114
0
0

22,114
0
0
UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
1556
28,210
28,210
0
0

28,210
0
0
UNITED TECHNOLOGIES CORP
Common Stocks
913017109
2576
48,062
48,062
0
0

48,062
0
0
VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
862
25,426
25,426
0
0

25,426
0
0
WALGREEN CO
Common Stocks
931422109
1233
49,960
49,960
0
0

49,960
0
0
WYETH
Common Stocks
983024100
236
6,300
6,300
0
0

6,300
0
0